SHARE- BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Shares $ / shares	Dec. 31, 2021 USD ($) Shares $ / shares	Dec. 31, 2020 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Ltd. 2002 Share Option Plan, the Evogene Ltd. 2003 Key Employee Share Incentive Plan, the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”).
Weighted average fair value of options granted | $ / shares	$ 0.53	$ 0.97
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares	605,500	987,750	1,046,500
Fair value of options granted | $	$ 323	$ 957	$ 629
Weighted average outstanding remaining contractual term of options	5 years 9 months 25 days	5 years 11 months 8 days
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Granted | Shares	58,200	270,900
Fair value of Restricted Share Units granted | $	$ 71	$ 622